DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

August 15, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Brown Advisory Funds
File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Enclosed for filing on behalf of the Brown Advisory Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A which is being filed in order to: (1) add three new investment series to the Trust, consisting of the Brown Advisory Total Return Fund, the Brown Advisory Multi-Strategy Fund and the Brown Advisory Emerging Markets Small-Cap Fund (collectively, the “New Funds”); and (2) provide for the implementation of changes to the investment strategies for the current Brown Advisory Tactical Bond Fund pursuant to which the Fund will be renamed the Brown Advisory Strategic Bond Fund (the “Strategic Bond Fund”).

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s Registration Statement with respect to the New Funds and the Strategic Bond Fund prior to the effectiveness of this filing in order to respond to any comments that the Staff might have with respect to this filing and to add additional exhibits, including exhibits relating to the proposed sub-adviser for the Emerging Markets Small-Cap Fund, and any additional non-material disclosure that may be required in order to complete the Registration Statement and the effectiveness of the New Funds and the Strategic Bond Fund.

Please do not hesitate to contact the undersigned at (202) 261-3364 or Stephen T. Cohen at (202) 261-3304 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley

19816377.1.BUSINESS